SCHULTE ROTH & ZABEL LLP

919 Third Avenue

New York, NY 10022

(212) 756-2000

fax (212) 593-5955

www.srz.com

April 13, 2005

VIA EDGAR DIRECT TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Horizon Lines, Inc. Amendment Number 1 to the Registration Statement on Form S-1 File No. 333-123073 Attn: Ms. Jennifer G. Williams

Dear Ms. Williams:

On behalf of our client, Horizon Lines, Inc., we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the attached Amendment Number 1 to the Registration Statement on Form S-1.

Please contact the undersigned at (212) 756-2427 with any questions concerning this submission.

Very truly yours,

/s/    ERIC S. PIASTA

cc:	Robert S. Zuckerman, Esq. Horizon Lines, Inc. Vice President, General Counsel and Secretary

André Weiss, Esq. Schulte Roth & Zabel LLP Partner